Commitment and Contingencies (Details Narrative) - USD ($)	Aug. 21, 2017	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease term	3 years
Extended lease term	3 years
Future payment of lease		$ 170,725